Other Financial Income / (Expenses), net -Schedule of Other Financial (Expenses) Income, Net (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Foreign exchange (loss)/gain, net	$ (1.9)	$ (1.0)	$ (2.5)	$ 0.6
Other financial expenses	(3.4)	(6.4)	(8.5)	(8.7)
Change in fair value on call spread	0.0	0.0	0.0	(2.3)
Realized gain on marketable securities	0.0	1.5	0.0	1.5
Gain / (loss) on forward contracts	0.0	0.2	0.0	(26.6)
Other financial expenses, net	$ (5.3)	$ (5.7)	$ (11.0)	(35.5)
Proceeds from sale of other investments				3.0
Gain on sale of other investments				1.5
Forward contracts
Debt Instrument [Line Items]
Gain / (loss) on forward contracts				$ (91.0)
Settlement of forward contract, number of shares obtained (in shares)		4.2		4.2
Payment for settlement of forward contract, cash component				$ 92.5
Payment for settlement of forward contract, restricted cash component				$ 91.2